Material Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Material Accounting Policies [Abstract]
Revenue percentage	10.00%	10.00%	10.00%	10.00%
Cash | €	€ 620,531		€ 502,585
Incurred net loss | $		$ 2,013,788
Other expenses | $		3,800,000
Working capital | $		$ 3,200,000
Interest on bank loan | €	€ 245,706		€ 202,368	€ 90,106
No Customer [Member]
Material Accounting Policies [Abstract]
Revenue percentage	0.00%	0.00%
One Customer [Member]
Material Accounting Policies [Abstract]
Revenue percentage			10.00%	12.00%
Insurance risk [member]
Material Accounting Policies [Abstract]
Cash | €	€ 100,000